ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of environmental rehabilitation and other provisions

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis	Other provisions (2)	Total

Balance at 1 January 2025	203	497	14	51	765
Changes in estimates - recognised in profit or loss (1)	—	74	1	63	138
Change in estimates - capitalised (1)	(3)	—	—	—	(3)
Acquired through asset acquisition (see Note 13.2)	—	2	—	—	2
Transfer to held for sale	—	(9)	—	—	(9)
Utilised during the year	—	(75)	(2)	(36)	(113)
Unwinding of provision	9	24	2	—	35
Disposal of subsidiary (see Note 14.1)	(7)	(9)	—	(14)	(30)
Translation	4	19	2	9	34
Balance at 31 December 2025	206	523	17	72	818
Current portion	3	86	5	37	131
Non-current portion	203	437	12	35	687

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis	Other provisions	Total
Expected cash flows
Within one year	3	86	5	37	131
Between one and two years	5	42	5	35	87
Between two and five years	29	153	6	—	188
Between five and ten years	105	146	1	—	252
After ten years	64	96	—	—	160
	206	523	17	72	818

Figures in millions	2025

Sensitivity analysis - Provision for decommissioning (3)
A change in cash flows has a significant impact on the amounts recognised in the statement of financial position. A reasonable possible change in the discount rate used in the calculation would not have a material impact on the value of the decommissioning provision. A 10% change in the cash flows would have the following impact:

Effect of increase in assumptions:
10% change in cash flows	21
Effect of decrease in assumptions:
10% change in cash flows	(21)

Sensitivity analysis - Provision for restoration (3)
A change in cash flows has a significant impact on the amounts recognised in the income statement. A reasonable possible change in the discount rate used in the calculation would not have a material impact on the value of the restoration provision. A 10% change in the cash flows would have the following impact:

Effect of increase in assumptions:
10% change in cash flows	52
Effect of decrease in assumptions:
10% change in cash flows	(52)

(1)The change in estimates relating to the provision for decommissioning and restoration is attributable to shifts in discount rates from global economic assumption changes, alterations in mine plans affecting cash flows, updates in design for closure of tailings storage facilities and in revised methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life-of-mine.
(2)Other provisions comprise claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes. These liabilities are expected to be settled over the next five-year period.
(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount.

Disclosure of detailed information about the various bonds, guarantees, or cash held at operations	The following are the various bonds, guarantees or cash held at operations:

Figures in millions	2025	2024	2023

Australia
Amounts paid into Mine Rehabilitation Fund	11	9	9

Iduapriem
Cash component of bond	12	12	12
Bond guarantee, issued by ABSA Bank Ghana Limited, Standard Chartered Bank Ghana Ltd, Ecobank Ghana Ltd, United Bank for Africa, First Rand Bank Ghana Ltd and Stanbic Bank Ghana Ltd for a current carrying value of the liability of $61m (2024:$47m; 2023: $5m)	49	45	41
Obuasi
Cash component of bond	22	22	22
Bond guarantee issued by First National Bank Ghana Limited, Stanbic Bank Ghana Ltd and Standard Chartered Bank Ghana PLC for a current carrying value of the liability of $160m (2024: $148m; 2023: $168m)	30	30	30
Córrego do Sítio
Bank guarantee, issued by Banco De Desenvolvimento De Minas Gerais S.A., for a current carrying value of the liability of $130m (2024:$91m)	9	7	—

Disclosure of discount rates and inflation	The final cost may significantly differ from current estimates. The following rates were used in the calculation of the provision:

2025

Group environmental rehabilitation (excluding Australia and Brazil environmental rehabilitation)
USD inflation rate (range)	1.8% - 2.8%
USD discount rate (range)	3.4% - 4.4%

Australia environmental rehabilitation
AUD inflation rate (range)	2.6% - 3.1%
AUD discount rate (range)	4.4% - 4.7%

Brazil environmental rehabilitation
Brazil inflation rate (range)	3.9% - 4.1%
Brazil discount rate (range)	5.5% - 5.6%